Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr. 29, 2011
Emerging Markets Debt Portfolio (Class II): | Emerging Markets Debt Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Emerging Markets Debt Portfolio (Class II)
Supplement Text	ck0001011378_SupplementTextBlock

Prospectus Supplement

June 16, 2011

The Universal Institutional Funds, Inc.

Supplement dated June 16, 2011 to The Universal Institutional Funds, Inc. Prospectus, dated April 29, 2011 of:

Emerging Markets Debt Portfolio (Class II)

The following disclosure is hereby added as the last sentence of the third paragraph in the section of the Prospectus titled "Portfolio Summary—Principal Investment Strategies":

The Portfolio may also invest in restricted and illiquid securities.

The following disclosure is hereby added as the sixth paragraph in the section of the Prospectus titled "Portfolio Summary—Principal Risks":

• Liquidity Risk. The Portfolio's investments in restricted and illiquid securities may entail more risks than investments in publicly traded securities. These securities may be more difficult to sell, particularly in times of market turmoil. Illiquid securities may be more difficult to value. If the Portfolio is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss.

Please retain this supplement for future reference.

Investment Strategy, Heading	rr_StrategyHeading	The following disclosure is hereby added as the last sentence of the third paragraph in the section of the Prospectus titled "Portfolio Summary—Principal Investment Strategies":
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Portfolio may also invest in restricted and illiquid securities.
Risk, Heading	rr_RiskHeading	The following disclosure is hereby added as the sixth paragraph in the section of the Prospectus titled "Portfolio Summary—Principal Risks":
Risk, Narrative	rr_RiskNarrativeTextBlock

• Liquidity Risk. The Portfolio's investments in restricted and illiquid securities may entail more risks than investments in publicly traded securities. These securities may be more difficult to sell, particularly in times of market turmoil. Illiquid securities may be more difficult to value. If the Portfolio is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss.

Emerging Markets Debt Portfolio | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	UEMDX